JPMorgan Small Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 0.6%
Hexcel Corp.	347	21,484
Automobile Components — 3.2%
LCI Industries	335	40,391
Modine Manufacturing Co. *	350	46,500
Visteon Corp. *	304	28,935
		115,826
Automobiles — 0.5%
Winnebago Industries, Inc.	302	17,565
Banks — 0.7%
Pinnacle Financial Partners, Inc.	243	23,807
Biotechnology — 15.5%
Agios Pharmaceuticals, Inc. *	613	27,218
Alector, Inc. *	1,507	7,021
Allogene Therapeutics, Inc. * (a)	1,514	4,239
Amicus Therapeutics, Inc. *	3,282	35,056
Apellis Pharmaceuticals, Inc. *	667	19,226
Arrowhead Pharmaceuticals, Inc. *	807	15,633
Biohaven Ltd. *	166	8,285
Blueprint Medicines Corp. *	447	41,307
Cytokinetics, Inc. *	492	25,972
Halozyme Therapeutics, Inc. *	1,073	61,434
Insmed, Inc. *	679	49,591
Kyverna Therapeutics, Inc. * (a)	1,031	5,044
Madrigal Pharmaceuticals, Inc. * (a)	28	5,917
Natera, Inc. *	217	27,515
REGENXBIO, Inc. *	1,163	12,196
Relay Therapeutics, Inc. *	2,271	16,081
REVOLUTION Medicines, Inc. *	1,061	48,106
Twist Bioscience Corp. *	921	41,619
Vaxcyte, Inc. *	569	65,054
Verve Therapeutics, Inc. * (a)	654	3,164
Viking Therapeutics, Inc. * (a)	341	21,583
Xenon Pharmaceuticals, Inc. (Canada) *	543	21,400
		562,661
Broadline Retail — 0.4%
Global-e Online Ltd. (Israel) *	388	14,910
Building Products — 2.5%
AAON, Inc.	496	53,559
Simpson Manufacturing Co., Inc.	205	39,162
		92,721
Capital Markets — 3.5%
Evercore, Inc., Class A	181	45,941

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Hamilton Lane, Inc., Class A	236	39,715
Piper Sandler Cos.	144	40,710
		126,366
Commercial Services & Supplies — 3.6%
ACV Auctions, Inc., Class A *	1,511	30,711
Casella Waste Systems, Inc., Class A *	547	54,443
MSA Safety, Inc.	251	44,465
		129,619
Communications Equipment — 0.5%
Ciena Corp. *	275	16,929
Construction & Engineering — 1.8%
MasTec, Inc. *	220	27,109
Valmont Industries, Inc.	128	37,145
		64,254
Construction Materials — 0.9%
Eagle Materials, Inc.	120	34,433
Consumer Staples Distribution & Retail — 2.1%
Chefs' Warehouse, Inc. (The) *	878	36,892
Sprouts Farmers Market, Inc. *	373	41,186
		78,078
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. *	293	41,058
Electrical Equipment — 1.6%
Bloom Energy Corp., Class A * (a)	1,761	18,593
NEXTracker, Inc., Class A *	618	23,175
Vicor Corp. *	397	16,718
		58,486
Electronic Equipment, Instruments & Components — 1.6%
Fabrinet (Thailand) *	130	30,701
Littelfuse, Inc.	110	29,173
		59,874
Energy Equipment & Services — 2.3%
Cactus, Inc., Class A	915	54,613
TechnipFMC plc (United Kingdom)	1,108	29,044
		83,657
Financial Services — 1.8%
AvidXchange Holdings, Inc. *	1,553	12,594
PennyMac Financial Services, Inc.	323	36,824
Remitly Global, Inc. *	1,277	17,106
		66,524

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.8%
Freshpet, Inc. *	318	43,569
Utz Brands, Inc.	1,249	22,103
		65,672
Health Care Equipment & Supplies — 4.1%
Alphatec Holdings, Inc. *	1,729	9,615
Establishment Labs Holdings, Inc. (Costa Rica) *	499	21,606
Glaukos Corp. *	149	19,418
Inari Medical, Inc. *	529	21,808
iRhythm Technologies, Inc. *	385	28,567
Lantheus Holdings, Inc. *	142	15,576
PROCEPT BioRobotics Corp. *	316	25,334
TransMedics Group, Inc. *	40	6,234
		148,158
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc. *	389	24,645
PACS Group, Inc. * (a)	665	26,601
		51,246
Health Care Technology — 1.7%
Evolent Health, Inc., Class A *	1,556	44,008
Waystar Holding Corp. *	710	19,808
		63,816
Hotels, Restaurants & Leisure — 5.4%
Boyd Gaming Corp.	589	38,086
First Watch Restaurant Group, Inc. *	1,097	17,109
Life Time Group Holdings, Inc. *	1,751	42,759
Marriott Vacations Worldwide Corp.	153	11,280
Planet Fitness, Inc., Class A *	481	39,076
Six Flags Entertainment Corp.	873	35,175
Texas Roadhouse, Inc.	81	14,312
		197,797
Household Durables — 0.7%
Sonos, Inc. *	2,011	24,719
Industrial REITs — 0.8%
Terreno Realty Corp.	448	29,907
IT Services — 1.2%
DigitalOcean Holdings, Inc. *	607	24,520
Globant SA *	103	20,412
		44,932
Life Sciences Tools & Services — 0.5%
Maravai LifeSciences Holdings, Inc., Class A *	2,034	16,900
Machinery — 4.3%
Chart Industries, Inc. *	244	30,340
Esab Corp.	337	35,820

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
ITT, Inc.	194	28,946
John Bean Technologies Corp.	196	19,349
SPX Technologies, Inc. *	263	41,923
		156,378
Oil, Gas & Consumable Fuels — 1.1%
Matador Resources Co.	506	24,989
SM Energy Co.	342	13,673
		38,662
Personal Care Products — 0.3%
elf Beauty, Inc. *	111	12,049
Pharmaceuticals — 1.7%
Arvinas, Inc. *	792	19,505
Intra-Cellular Therapies, Inc. *	574	41,994
		61,499
Professional Services — 4.0%
CBIZ, Inc. *	264	17,733
ExlService Holdings, Inc. *	1,203	45,889
UL Solutions, Inc., Class A	631	31,095
Verra Mobility Corp. *	1,780	49,516
		144,233
Semiconductors & Semiconductor Equipment — 4.7%
Allegro MicroSystems, Inc. (Japan) *	1,737	40,459
Credo Technology Group Holding Ltd. *	1,018	31,358
MACOM Technology Solutions Holdings, Inc. *	146	16,280
MKS Instruments, Inc.	189	20,594
Onto Innovation, Inc. *	145	30,054
Rambus, Inc. *	751	31,697
		170,442
Software — 12.0%
Appfolio, Inc., Class A *	67	15,694
BlackLine, Inc. *	747	41,182
Box, Inc., Class A *	843	27,591
Braze, Inc., Class A *	467	15,110
Clear Secure, Inc., Class A	880	29,169
Confluent, Inc., Class A *	1,273	25,945
CyberArk Software Ltd. *	69	20,087
Elastic NV *	116	8,899
Freshworks, Inc., Class A *	2,298	26,382
Gitlab, Inc., Class A *	378	19,470
Informatica, Inc., Class A *	754	19,052
JFrog Ltd. (Israel) *	813	23,614
MARA Holdings, Inc. * (a)	604	9,798
Rubrik, Inc., Class A *	219	7,044
SentinelOne, Inc., Class A *	1,172	28,028

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Smartsheet, Inc., Class A *	481	26,649
Varonis Systems, Inc. *	524	29,632
Vertex, Inc., Class A *	950	36,598
Workiva, Inc. *	328	25,941
		435,885
Specialized REITs — 0.6%
CubeSmart	435	23,433
Specialty Retail — 1.8%
Arhaus, Inc.	1,068	13,149
Floor & Decor Holdings, Inc., Class A *	130	16,067
Lithia Motors, Inc., Class A	114	36,272
		65,488
Textiles, Apparel & Luxury Goods — 0.4%
Wolverine World Wide, Inc.	743	12,951
Trading Companies & Distributors — 7.0%
Air Lease Corp.	427	19,331
Applied Industrial Technologies, Inc.	315	70,389
FTAI Aviation Ltd.	488	64,792
Rush Enterprises, Inc., Class A	717	37,872
SiteOne Landscape Supply, Inc. *	155	23,420
WESCO International, Inc.	225	37,791
		253,595
Total Common Stocks (Cost $2,754,052)		3,626,014
Short-Term Investments — 1.8%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $23,036)	23,032	23,046
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $42,629)	42,629	42,629
Total Short-Term Investments (Cost $65,665)		65,675
Total Investments — 101.5% (Cost $2,819,717)		3,691,689
Liabilities in Excess of Other Assets — (1.5)%		(54,064)
NET ASSETS — 100.0%		3,637,625

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $40,845.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,691,689	$—	$—	$3,691,689

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$38,017	$286,065	$301,048	$4	$8	$23,046	23,032	$631	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	106,008	163,434	226,820	2	5	42,629	42,629	1,026	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	11,985	40,968	52,953	—	—	—	—	103	—
Total	$156,010	$490,467	$580,821	$6	$13	$65,675		$1,760	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.